Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Tax portion of unrealized holding gains (losses) on securities designated as available for sale	$ 6	$ (4)
Reclassification adjustment for gains included in net income, net of tax benefits	$ 22	$ 0